Business Combinations, Asset Acquisitions, Transaction between Entities under Common Control, and Joint Venture Formation (Details) - Mergers $ / shares in Units, $ in Thousands	Sep. 12, 2025 USD ($) $ / shares shares
Business Combination [Line Items]
Total	$ 46,800
TURN
Business Combination [Line Items]
Equity interest issued (in shares) | shares	5,700,000
Scenario, Plan
Business Combination [Line Items]
Equity interest issued (in shares) | shares	54,846,950
Scenario, Plan | TURN
Business Combination [Line Items]
Equity interest issued (in shares) | shares	23,886,447
Share price (in usd per share) | $ / shares	$ 1.95
Common stock	$ 46,579
Other deal adjustments for expenses incurred	233
Total	$ 46,812